Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions
Schedule of movements in other provisions

2020
US $’000
Balance at the beginning of the year	17,998
Provisions added during the year	10,315
Provisions utilized during the year	(3,904)
Provisions reversed during the year	(2,989)
Balance at the end of the year	21,420